Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments and financial risk management
Schedule of overview of financial instruments

	At December 31,2017		At December 31,2016		At December 31,2015
	Carrying		Carrying		Carrying
(in thousands of €)	amount	Fair value	amount	Fair value	amount	Fair value
Non‑current financial assets	€1	€1	€1	€1	€1	€1
Current financial assets	168,907	168,907	6,831	6,831	6,813	6,813
Financial assets	168,908	168,908	6,832	6,832	6,814	6,814
Other non-current assets	125	125	—	—	—	—
Trade and other receivables	2,842	2,842	1,970	1,970	1,356	1,356
Cash and cash equivalents	190,867	190,867	89,897	89,897	35,514	35,514
Non‑current restricted cash	256	256	1,149	1,149	—	—
Current restricted cash	1,692	1,692	787	787	—	—
Loans and receivables	195,782	195,782	93,803	93,803	36,870	36,870
Total financial assets	364,690	364,690	100,635	100,635	43,684	43,684
Provision for employee benefits	25	25	1	1	—	—
Trade and other payables	15,285	15,285	12,191	12,191	4,543	4,543
Financial liabilities at amortized cost	15,310	15,310	12,192	12,192	4,543	4,543
Total financial liabilities	€15,310	€15,310	€12,192	€12,192	€4,543	€4,543

Schedule of assets at fair value

	At December 31,2017
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		168,907
Assets carried at fair value		€168,907		€—	€1

	At December 31,2016
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		6,831
Assets carried at fair value		€6,831		€—	€1

	At December 31,2015
(in thousands of €)	Level 1		Level 2		Level 3
Non-current financial assets	€		€		€1
Current financial assets		6,813
Assets carried at fair value		€6,813		€—	€1

Schedule of net exposure exchange differences of the monetary assets

	At December 31,
(in thousands of €)	2017	2016	2015
USD	147,169	624	345
GBP	406	—	—